Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Aeronautical revenue	$ 644,453	$ 609,751	$ 262,809
Non-aeronautical revenue
Commercial revenue	603,651	612,545	362,087
Construction service revenue	144,722	149,796	79,760
Other revenue	7,212	6,571	2,257
Cost of services	(914,677)	(962,978)	(622,381)
Gross profit / (loss)	485,361	415,685	84,532
Selling, general and administrative expenses	(138,669)	(141,355)	(102,062)
Impairment reversal / (loss) of non-financial assets	102,838	111	371
Other operating income	100,560	37,340	42,777
Other operating expense	(9,453)	(6,984)	(18,416)
Operating income / (loss)	540,637	304,575	6,460
Share of income / (loss) in associates	7,108	(970)	(629)
Amortization and depreciation	129,982	153,131	143,501
Adjusted Ebitda	677,727	456,736	149,332
Construction services revenue	(144,722)	(149,796)	(79,760)
Construction services cost	138,271	147,855	77,453
Adjusted Ebitda excluding Construction Services	671,276	454,795	147,025
Construction services revenue	144,722	149,796	79,760
Construction services cost	(138,271)	(147,855)	(77,453)
Adjusted Ebitda	677,727	456,736	149,332
Financial income	101,598	63,859	28,080
Financial loss	(406,570)	(196,405)	(131,271)
Inflation adjustment	(40,547)	19,459	6,691
Amortization and depreciation	(129,982)	(153,131)	(143,501)
Income before income tax	202,226	190,518	(90,669)
Income tax	24,241	(24,883)	(69,111)
Net income from continuing operations	226,467	165,635	(159,780)
Loss from discontinued operations			(21,196)
Net income for the year	226,467	165,635	(180,976)
Current assets	749,910	647,468
Non-current assets	2,792,066	3,188,320
Capital Expenditure	161,622	164,874
Current liabilities	685,928	676,319
Non-current liabilities	2,052,139	2,297,100
Operating segments | Argentina | Airports
Segment information
Aeronautical revenue	296,393	330,288	94,881
Non-aeronautical revenue
Commercial revenue	251,155	308,114	214,573
Construction service revenue	93,014	124,210	53,501
Cost of services	(420,216)	(526,774)	(326,974)
Gross profit / (loss)	220,346	235,838	35,981
Selling, general and administrative expenses	(54,907)	(55,947)	(38,338)
Other operating income	13,425	15,857	8,109
Other operating expense	(7,344)	(5,232)	(14,925)
Operating income / (loss)	171,520	190,516	(9,173)
Share of income / (loss) in associates	(5)	(24)
Amortization and depreciation	60,534	87,363	74,743
Adjusted Ebitda	232,049	277,855	65,570
Construction services revenue	(93,014)	(124,210)	(53,501)
Construction services cost	92,898	124,018	53,378
Adjusted Ebitda excluding Construction Services	231,933	277,663	65,447
Construction services revenue	93,014	124,210	53,501
Construction services cost	(92,898)	(124,018)	(53,378)
Adjusted Ebitda	232,049	277,855	65,570
Current assets	183,773	213,964
Non-current assets	1,170,372	1,600,511
Capital Expenditure	93,326	124,214
Current liabilities	127,070	226,136
Non-current liabilities	673,245	797,628
Operating segments | Argentina | Others
Non-aeronautical revenue
Commercial revenue	119	232	202
Cost of services	(40)	(75)	(68)
Gross profit / (loss)	79	157	134
Selling, general and administrative expenses	(80)	(145)	(145)
Other operating income	1	2	2
Other operating expense			(8)
Operating income / (loss)		14	(17)
Adjusted Ebitda		14	(17)
Adjusted Ebitda excluding Construction Services		14	(17)
Adjusted Ebitda		14	(17)
Current assets	22	74
Non-current assets	20	30
Current liabilities	9	35
Operating segments | Brazil | Airports
Segment information
Aeronautical revenue	45,656	36,610	24,121
Non-aeronautical revenue
Commercial revenue	64,838	52,700	34,329
Construction service revenue	151
Cost of services	(79,304)	(71,095)	(59,198)
Gross profit / (loss)	31,341	18,215	(748)
Selling, general and administrative expenses	(10,996)	(13,012)	(8,228)
Impairment reversal / (loss) of non-financial assets	103,764
Other operating income	82,793	16,254	20,285
Other operating expense	(542)	(424)	(2,191)
Operating income / (loss)	206,360	21,033	9,118
Amortization and depreciation	12,035	11,228	9,999
Adjusted Ebitda	218,395	32,261	19,117
Construction services revenue	(151)
Construction services cost	151
Adjusted Ebitda excluding Construction Services	218,395	32,261	19,117
Construction services revenue	151
Construction services cost	(151)
Adjusted Ebitda	218,395	32,261	19,117
Current assets	188,160	100,810
Non-current assets	667,193	675,108
Capital Expenditure	1,727	1,953
Current liabilities	221,843	211,308
Non-current liabilities	907,835	927,932
Operating segments | Brazil | Others
Non-aeronautical revenue
Selling, general and administrative expenses	(68)	(172)	(143)
Operating income / (loss)	(68)	(172)	(143)
Adjusted Ebitda	(68)	(172)	(143)
Adjusted Ebitda excluding Construction Services	(68)	(172)	(143)
Adjusted Ebitda	(68)	(172)	(143)
Current assets		43
Operating segments | Uruguay | Airports
Segment information
Aeronautical revenue	65,428	43,450	14,564
Non-aeronautical revenue
Commercial revenue	45,292	36,289	20,200
Construction service revenue	31,705	13,169	5,280
Other revenue	20	13	14
Cost of services	(86,227)	(53,459)	(35,903)
Gross profit / (loss)	56,218	39,462	4,155
Selling, general and administrative expenses	(16,305)	(14,599)	(7,674)
Other operating income	58	159	152
Other operating expense	(443)	(429)	(119)
Operating income / (loss)	39,528	24,593	(3,486)
Amortization and depreciation	6,906	6,101	11,112
Adjusted Ebitda	46,434	30,694	7,626
Construction services revenue	(31,705)	(13,169)	(5,280)
Construction services cost	31,705	13,169	5,280
Adjusted Ebitda excluding Construction Services	46,434	30,694	7,626
Construction services revenue	31,705	13,169	5,280
Construction services cost	(31,705)	(13,169)	(5,280)
Adjusted Ebitda	46,434	30,694	7,626
Current assets	45,101	33,998
Non-current assets	188,336	158,248
Capital Expenditure	36,605	19,958
Current liabilities	25,549	19,258
Non-current liabilities	60,264	56,797
Operating segments | Uruguay | Others
Non-aeronautical revenue
Commercial revenue	22,785	19,882	18,031
Cost of services	(17,818)	(14,560)	(11,635)
Gross profit / (loss)	4,967	5,322	6,396
Selling, general and administrative expenses	(2,611)	(1,910)	(1,362)
Other operating income	2		56
Other operating expense	(63)	(49)	(66)
Operating income / (loss)	2,295	3,363	5,024
Amortization and depreciation	1,248	1,280	1,056
Adjusted Ebitda	3,543	4,643	6,080
Adjusted Ebitda excluding Construction Services	3,543	4,643	6,080
Adjusted Ebitda	3,543	4,643	6,080
Current assets	4,770	4,887
Non-current assets	9,193	8,240
Capital Expenditure	2,120	1,375
Current liabilities	4,419	3,131
Non-current liabilities	1,809	1,986
Operating segments | Armenia | Airports
Segment information
Aeronautical revenue	88,519	60,662	45,312
Non-aeronautical revenue
Commercial revenue	160,355	145,059	46,503
Construction service revenue	3,630	1,819	6,559
Cost of services	(156,482)	(142,705)	(56,791)
Gross profit / (loss)	96,022	64,835	41,583
Selling, general and administrative expenses	(15,320)	(13,019)	(11,173)
Other operating income	361	175	168
Other operating expense	(1,021)	(769)	(703)
Operating income / (loss)	80,042	51,222	29,875
Amortization and depreciation	19,638	17,650	14,411
Adjusted Ebitda	99,680	68,872	44,286
Construction services revenue	(3,630)	(1,819)	(6,559)
Construction services cost	3,524	1,766	6,368
Adjusted Ebitda excluding Construction Services	99,574	68,819	44,095
Construction services revenue	3,630	1,819	6,559
Construction services cost	(3,524)	(1,766)	(6,368)
Adjusted Ebitda	99,680	68,872	44,286
Current assets	91,159	64,762
Non-current assets	154,754	169,030
Capital Expenditure	7,073	5,788
Current liabilities	34,076	22,110
Non-current liabilities		16,949
Operating segments | Ecuador | Airports
Segment information
Aeronautical revenue	78,336	68,370	46,456
Non-aeronautical revenue
Commercial revenue	26,871	25,060	17,948
Construction service revenue	21	2,769	752
Cost of services	(62,285)	(57,584)	(44,371)
Gross profit / (loss)	42,943	38,615	20,785
Selling, general and administrative expenses	(17,827)	(16,067)	(11,703)
Other operating income	240	91	82
Other operating expense	(38)	(77)	(13)
Operating income / (loss)	25,318	22,562	9,151
Amortization and depreciation	6,688	6,434	7,000
Adjusted Ebitda	32,006	28,996	16,151
Construction services revenue	(21)	(2,769)	(752)
Construction services cost	21	2,769	752
Adjusted Ebitda excluding Construction Services	32,006	28,996	16,151
Construction services revenue	21	2,769	752
Construction services cost	(21)	(2,769)	(752)
Adjusted Ebitda	32,006	28,996	16,151
Current assets	59,737	53,752
Non-current assets	53,782	56,025
Capital Expenditure	3,267	1,842
Current liabilities	54,106	47,447
Non-current liabilities	7,329	13,536
Operating segments | Italy | Airports
Segment information
Aeronautical revenue	70,121	70,371	37,475
Non-aeronautical revenue
Commercial revenue	39,908	32,449	17,082
Construction service revenue	16,201	7,829	13,668
Other revenue	7,192	6,558	2,243
Cost of services	(91,639)	(94,575)	(83,149)
Gross profit / (loss)	41,783	22,632	(12,681)
Selling, general and administrative expenses	(13,149)	(17,013)	(13,053)
Impairment reversal / (loss) of non-financial assets	(926)	111	371
Other operating income	710	4,796	13,923
Operating income / (loss)	28,418	10,304	(12,182)
Share of income / (loss) in associates	14	(257)	91
Amortization and depreciation	10,695	11,122	12,290
Adjusted Ebitda	39,127	21,169	199
Construction services revenue	(16,201)	(7,829)	(13,668)
Construction services cost	9,972	6,133	11,675
Adjusted Ebitda excluding Construction Services	32,898	19,473	(1,794)
Construction services revenue	16,201	7,829	13,668
Construction services cost	(9,972)	(6,133)	(11,675)
Adjusted Ebitda	39,127	21,169	199
Current assets	68,197	89,098
Non-current assets	267,568	255,354
Capital Expenditure	17,504	9,742
Current liabilities	139,248	137,057
Non-current liabilities	78,834	99,928
Intrasegment Adjustments
Non-aeronautical revenue
Commercial revenue	(11,598)	(10,652)	(9,037)
Other revenue	(3,997)	(1,737)	(806)
Cost of services	11,266	9,477	7,850
Gross profit / (loss)	(4,329)	(2,912)	(1,993)
Selling, general and administrative expenses	4,329	2,912	1,993
Current assets	(85,454)	(60,562)
Non-current assets	(768)	(768)
Current liabilities	(85,454)	(60,562)
Non-current liabilities	(768)	(768)
Unallocated
Non-aeronautical revenue
Commercial revenue	3,926	3,412	2,256
Other revenue	3,997	1,737	806
Cost of services	(11,932)	(11,628)	(12,142)
Gross profit / (loss)	(4,009)	(6,479)	(9,080)
Selling, general and administrative expenses	(11,735)	(12,383)	(12,236)
Other operating income	2,970	6
Other operating expense	(2)	(4)	(391)
Operating income / (loss)	(12,776)	(18,860)	(21,707)
Share of income / (loss) in associates	7,099	(689)	(720)
Amortization and depreciation	12,238	11,953	12,890
Adjusted Ebitda	6,561	(7,596)	(9,537)
Adjusted Ebitda excluding Construction Services	6,561	(7,596)	(9,537)
Adjusted Ebitda	6,561	(7,596)	$ (9,537)
Current assets	194,445	146,642
Non-current assets	281,616	266,541
Capital Expenditure		2
Current liabilities	165,062	70,399
Non-current liabilities	$ 323,591	$ 383,112